Investments accounted for using the equity method (Tables)	12 Months Ended
Jun. 30, 2020
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Summary of Ownership Interest in Equity Accounted Investments
Significant interests in equity accounted investments of the Group are thos
e
with the most significant contribution to the Group’s net profit or net assets. The Group’s ownership interest in equity accounted investments results are listed in the table below. For a complete list of the Group’s associates and joint ventures, refer to Exhibit 8.1 - List of Subsidiaries.

Significant associates and joint ventures	Country of incorporation/ principal place of business	Associate or joint venture	Principal activity	Reporting date	Ownership interest
					2020%	2019%
Cerrejón	Anguilla/ Colombia/ Ireland	Associate	Coal mining in Colombia	31 December	33.33	33.33
Compañía Minera Antamina S.A. (Antamina)	Peru	Associate	Copper and zinc mining	31 December	33.75	33.75
Samarco Mineração S.A. (Samarco)	Brazil	Joint venture	Iron ore mining	31 December	50.00	50.00

Summary of Movements of Investments Accounted for using the Equity Method
The movement for the year in the Group’s investments accounted for using the equity method is as follows:

Year ended 30 June 2020 US$M	Investment in associates	Investment in joint ventures	Total equity accounted investments
At the beginning of the financial year	2,569	–	2,569
(Loss)/profit from equity accounted investments, related impairments and expenses (1)	(4)	(508)	(512)
Investment in equity accounted investments	147	95	242
Dividends received from equity accounted investments	(126)	–	(126)
Other	(1)	413	412

At the end of the financial year	2,585	–	2,585

(1)
US$(508) million represents US$(95) million impairment relating to US$(95) million funding provided during the period, US$(459) million movement in the Samarco dam failure provision including US$(916) million change in estimate and US$457 million exchange translation and US$46 million movement in provisions related to the Samarco Germano dam decommissioning provision including US$(37) million change in estimate and US$83 million exchange translation. Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

Summary of Financial Information of Significant Equity Accounted Investments
The following table summarises the financial information relating to each of the Group’s significant equity accounted investments. BHP Brasil’s 50 per cent portion of Samarco’s commitments, for which BHP Brasil has no funding obligation, is US$200 million (2019: US$250 million).

	Associates			Joint ventures
2020 US$M	Antamina	Cerrejón	Individually immaterial (1)	Samarco (2)		Individually immaterial	Total
Current assets	974	712		49	(3)
Non-current assets	4,743	2,462		3,601
Current liabilities	(239)	(170)		(7,961	) (4)
Non-current liabilities	(1,173)	(854)		(5,447)

Net assets/(liabilities) – 100%	4,305	2,150		(9,758)

Net assets/(liabilities) – Group share	1,453	717		(4,879)
Adjustments to net assets related to accounting policy adjustments	–	59		256	(5)
Investment in Samarco	–	–		405	(6)
Impairment of the carrying value of the investment in Samarco	–	–		(930	) (7)
Additional share of Samarco losses	–	–		3,341	(8)
Unrecognised losses	–	–		1,807	(9)

Carrying amount of investments accounted for using the equity method	1,453	776	356	–		–	2,585

Revenue – 100%	2,464	1,091		26
Profit/(loss) from Continuing operations – 100%	629	(182)		(3,617	) (10)

Share of operating profit/(loss) of equity accounted investments	212	(68)		(1,918	) (11)
Impairment of the carrying value of the investment in Samarco	–	–		(95	) (7)
Additional share of Samarco losses	–	–		93
Unrecognised losses	–	–		1,412	(9)

(Loss)/profit from equity accounted investments, related impairments and expenses	212	(68)	(148)	(508)		–	(512)

Comprehensive income – 100%	629	(182)		(3,617)

Share of comprehensive income/(loss) – Group share in equity accounted investments	212	(68)	(148)	(508)		–	(512)

Dividends received from equity accounted investments	105	9	12	–		–	126

	Associates			Joint ventures
2019 US$M	Antamina	Cerrejón	Individually immaterial (1)	Samarco (2)		Individually immaterial	Total
Current assets	1,065	845		290	(3)
Non-current assets	4,495	2,664		6,103
Current liabilities	(498)	(344)		(6,704	) (4)
Non-current liabilities	(1,076)	(801)		(5,830)

Net assets/(liabilities) – 100%	3,986	2,364		(6,141)

Net assets/(liabilities) – Group share	1,345	788		(3,071)
Adjustments to net assets related to accounting policy adjustments	–	65		366	(5)
Investment in Samarco	–	–		310	(6)
Impairment of the carrying value of the investment in Samarco	–	–		(835	) (7)
Additional share of Samarco losses	–	–		2,835	(8)
Unrecognised losses	–	–		395	(9)

Carrying amount of investments accounted for using the equity method	1,345	853	371	–		–	2,569

Revenue – 100%	3,203	2,094		24
Profit/(loss) from Continuing operations – 100%	1,168	309		(2,166	) (10)

Share of operating profit/(loss) of equity accounted investments	394	103		(1,075	) (11)
Impairment of the carrying value of the investment in Samarco	–	–		(96	) (7)
Additional share of Samarco losses	–	–		108
Unrecognised losses	–	–		118	(9)

(Loss)/profit from equity accounted investments, related impairments and expenses	394	103	(98)	(945)		–	(546)

Comprehensive income/(loss) – 100%	1,168	309		(2,166)

Share of comprehensive income/(loss) – Group share in equity accounted investments	394	103	(98)	(945)		–	(546)

Dividends received from equity accounted investments	361	134	15	–		–	510

	Associates			Joint ventures
2018 US$M	Antamina	Cerrejón	Individually immaterial	Samarco (2)		Individually immaterial	Total
Revenue – 100%	3,866	2,453		30
Profit/(loss) from Continuing operations – 100%	1,613	576		(1,558	) (10)

Share of operating profit/(loss) of equity accounted investments	544	192		(823	) (11)
Impairment of the carrying value of the investment in Samarco	–	–		(80	) (7)
Additional share of Samarco losses	–	–		117
Unrecognised losses	–	–		277	(9)

Profit/(loss) from equity accounted investments, related impairments and expenses	544	192	(80)	(509)		–	147

Comprehensive income/(loss) – 100%	1,613	576		(1,558)

Share of comprehensive income/(loss) – Group share in equity accounted investments	544	192	(80)	(509)		–	147

Dividends received from equity accounted investments	496	181	16	–		–	693

(1)
The unrecognised share of loss for the period was US$12 million (2019: unrecognised share of profit for the period was US$15 million), which increased the cumulative losses to US$193 million (2019: decrease to US$181 million).

(2)	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information regarding the financial impact of the Samarco dam failure in November 2015 on BHP Brasil’s share of Samarco’s losses.

(3)	Includes cash and cash equivalents of US$15 million (2019: US$246 million).

(4)	Includes current financial liabilities (excluding trade and other payables and provisions) of US$6,023 million (2019: US$5,510 million).

(5)	Relates mainly to dividends declared by Samarco that remain unpaid at balance date and which, in accordance with the Group’s accounting policy, are recognised when received not receivable.

(6)
Working capital funding provided to Samarco is capitalised as part of the Group’s investments in joint ventures. Following a change to IAS 28 the Group no longer recognises an additional share of Samarco’s losses related to working capital funding provided during the period. This is now disclosed as an impairment included within the Samarco impairment expense line item. Comparative periods, including the impact on unrecognised losses have been restated to reflect the change.

(7)
In the year ended 30 June 2016 BHP Brasil adjusted its investment in Samarco to US$ nil (resulting from US$(655) million share of loss from Samarco and US$(525) million impairment). Additional cumulative impairment losses relating to working capital funding of US$(405) million have also been recognised.

(8)
BHP Brasil has recognised accumulated additional share of Samarco losses of US$(3,341) million resulting from US$(2,929) million provisions relating to the Samarco dam failure, including US$(412) million recognised as net finance costs.

(9)	Share of Samarco’s losses for which BHP Brasil does not have an obligation to fund.

(10)
Includes depreciation and amortisation of US$84 million (2019: US$85 million; 2018: US$73 million), interest income of US$16 million (2019: US$22 million; 2018: US$31 million), interest expense of US$588 million (2019: US$342 million; 2018: US$385 million) and income tax benefit/(expense) of US$(256) million (2019: US$52 million; 2018: US$(154) million).

(11)	Includes accounting policy adjustments mainly related to the removal of foreign exchange gains on excluded dividends payable.